Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2022
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This financial report includes the consolidated financial statements and notes of the Group.

(i)
Statement of Compliance

These financial statements comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

For the purposes of preparing the consolidated financial statements, the Company is a for-profit entity.

(ii)
Basis of Preparation

The consolidated financial statements have been prepared on the basis of historical cost, except for certain non-current assets and financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below. Historical cost is generally based on the fair values of the consideration given in exchange for assets. All amounts are presented in Australian dollars unless otherwise noted.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, leasing transactions that are within the scope of IFRS 16, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IFRS 2 or value in use in International Accounting Standards (“IAS”) 36.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which inputs to the fair value measurements are observable market inputs and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•
Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at measurement date;
•
Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for that asset or liability, either directly or indirectly, and
•
Level 3 inputs are unobservable inputs for the asset or liability.
(iii)
Application of New and Revised Accounting Standards

The Group has adopted all the new and revised Standards and Interpretations issued by the IASB that are relevant to its operations and effective for an accounting period that begins on or after July 1, 2021. The adoption of these new and revised Standards and Interpretations has resulted in no significant changes to the consolidated entity’s accounting policies. Standards and Interpretations issued by the IASB that are relevant to its operations from July 1, 2022 are not expected to result in significant changes to the consolidated entity's accounting policies.

(iv)
Accounting Policies

The following significant accounting policies have been adopted in the preparation and presentation of the financial report.

(a)
Basis of Consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company and its subsidiaries. Control is achieved when the Company:

•
has power over the investee;
•
is exposed, or has rights, to variable returns from its involvement with the investee, and
•
has the ability to use its power to affect its returns.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group's accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

(b)
Borrowings
Borrowings are initially recognised at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortised cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognised in profit or loss over the period of the borrowings using the effective interest method.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

(c)
Borrowing Costs

All borrowing costs (other than transaction costs) are recognised in profit or loss in the period in which they are incurred. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

(d)
Business Combinations

Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value which is calculated as the sum of the acquisition-date fair values of assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity instruments issued by the Group in exchange for control of the acquiree. Acquisition-related costs are recognised in profit or loss as incurred.

At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognised at their fair value, except that:

•
Deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements, are recognised and measured in accordance with IAS 12 ‘Income Taxes’ and IAS 19 ‘Employee Benefits’, respectively;
•
Liabilities or equity instruments related to share-based payment arrangements of the acquiree, or share-based payment arrangements of the Group entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2 ‘Share-based Payment’ at the acquisition date, and
•
Assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5 ‘Non-current Assets Held for Sale and Discontinued Operations’ are measured in accordance with that Standard.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer's previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer's previously held interest in the acquiree (if any), the excess is recognised immediately in profit or loss as a gain on bargain purchase.

Where the consideration transferred by the Group in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

The subsequent accounting for changes in the fair value of contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration is recognised at fair value, classified as a liability which is remeasured at subsequent reporting dates in accordance with IFRS 9 and IAS 137 ‘Provisions, Contingent Liabilities and Contingent Assets’ respectively, as appropriate, with the corresponding gain or loss being recognised in profit or loss.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period (see above), or additional assets or liabilities are recognised, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognised as of that date.

(e)
Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities on the consolidated statement of financial position.

(f)
Earnings/(Loss) per Share
•
Basic Earnings/(Loss) per Share

Basic earnings/(loss) per share is calculated by dividing the profit/(loss) after income tax attributable to equity holders of the Company, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the year, adjusted for bonus elements in ordinary shares issued during the year.

•
Diluted Earnings/(Loss) per Share

Diluted earnings/(loss) per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to options.

(g)
Employee Benefits
•
Short-term and Long-term Employee Benefits

A liability is recognised for benefits accruing to employees in respect of wages and salaries, annual leave and long service leave when it is probable that settlement will be required, and they are capable of being measured reliably. Liabilities recognised in respect of short-term employee benefits, are measured at their nominal values using the remuneration rate expected to apply at the time of settlement. Liabilities recognised in respect of long-term employee benefits are measured as the present value of the estimated future cash outflows to be made by the Group in respect of services provided by employees up to reporting date, discounted using rates applicable to high quality corporate bonds.

•
Superannuation

Retirement benefits are contributions made to employee superannuation funds and are charged as expenses when incurred. These contributions are made to external superannuation funds and are not defined benefits programs.

•
Share-based Payments

Share-based compensation benefits have been provided to employees via the Bionomics Employee Equity Plan (“EEP”), with the exception of share options issued to the Executive Chairman which were approved by shareholders at the Annual General Meeting held on December 2, 2021.

The fair value of shares issued to employees for no cash consideration under the EEP and share options issued to the Executive Chairman are recognised as an employee benefits expense with a corresponding increase in equity. The fair value is measured at grant date and recognised on a straight-line basis over the vesting period based on the Group’s estimate of equity instruments that will eventually vest or over the period of the Consultancy Agreement, as applicable.

The disclosure in Note 21 relates to the EEP and the former Employee Share Option Plan (“ESOP”). The Bionomics EEP was approved by the Board and shareholders in 2017. Staff eligible to participate in the plan are those who have been a full-time or part-time employee of the Group for a period of not less than six months or a Director of the Group. Options are granted under the plan for no consideration and vest equally over five years, or when vesting conditions are achieved, unless they are bonus options which vest immediately. The amounts disclosed as remuneration relating to options are the assessed fair values at grant date of those options allocated equally over the period from grant date to vesting date. See Note 21 for details on how the fair value of options and warrants issued during the year are calculated.

(h)
Financial Assets

All regular way purchases or sales of financial assets are recognised and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognised financial assets are measured subsequently in their entirety at either amortised cost or fair value, depending on the classification of the financial assets.

Classification of Financial Assets at amortised costs

•
The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flow, and
•
The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payment of principal and interest on the principal amount outstanding.

Debt instruments that meet the following conditions are measured subsequently at fair value through other comprehensive income (“FVTOCI”):

•
The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets, and
•
The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are measured subsequently at fair value through profit or loss (“FVTPL”).

Despite the foregoing, the Group may make the following irrevocable election/designation at initial recognition of a financial asset:

•
The Group may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if certain criteria are met (see (ii) below); and
•
The Group may irrevocably designate a debt investment that meets the amortised cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch (see (ii) below).

(i)
Amortised Cost and Effective Interest Method

The effective interest method is a method of calculating the amortised cost of a debt instrument and of allocation interest income over the relevant period.

For financial assets other than purchased or originated credit-impaired financial assets (i.e. assets that are credit-impaired on initial recognition), the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortised cost of the debt instrument on initial recognition.

The amortised cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance.

The gross carrying amount of a financial asset is the amortised cost of a financial asset before adjusting for any loss allowance.

Interest income is recognised using the effective interest method for debt instruments measured subsequently at amortised cost and at FVTOCI. For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired, (see below). For financial assets that have subsequently become credit-impaired, interest income is recognised by applying the effective interest rate to the amortised cost of the financial asset. If, in subsequent reporting periods, the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognised by applying the effective interest rate to the gross carrying amount of the financial asset.

For purchased or originated credit-impaired financial assets, the Group recognizes interest income by applying the credit-adjusted effective interest rate to the amortised cost of the financial asset from initial recognition. The calculation does not revert to the gross basis even if the credit risk of the financial asset subsequently improves so that the financial asset is no longer credit-impaired.

Interest income is recognised in profit or loss and is included in the “other Scholes model was used to obtain income” line item.

(ii)
Financial Assets at FVTPL

Financial assets that do not meet the criteria for being measured at amortised cost or FVTOCI are measured at FVTPL. Specifically:

•
Investments in equity instruments are classified as at FVTPL, unless the Group designates an equity investment that is neither held for trading nor a contingent consideration arising from a business combination as at FVTOCI on initial recognition.
•
Debt instruments that do not meet the amortised cost criteria or the FVTOCI criteria are classified as at FVTPL. In addition, debt instruments that meet either the amortised cost criteria or the FVTOCI criteria may be designated as at FVTPL upon initial recognition if such designation eliminates or significantly reduces a measurement or recognition inconsistency (so called ‘accounting mismatch’) that would arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases. The Group has not designated any debt instructions as at FVTPL.

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair values gains or losses recognised in profit or loss to the extent they are not part of a designated hedging relationship (see hedge accounting policy). The net gain or loss recognised in profit or loss includes any dividend or interest earned on the financial asset and is included in the ‘other gains and losses’ line item.

(iii)
Impairment of Financial Assets

The Group recognizes a loss allowance for expected credit losses (“ECL”) on investments in debt instruments that are measured at amortised cost or a FVTOCI, lease receivables, trade receivables and contract assets, as well as on financial guaranteed contracts. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

The Group always recognizes lifetime ECL for trade receivables, contract assets and lease receivables. The expected credit losses on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

For all other financial instruments, the Group recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

(i)
Foreign Currencies

The individual financial statements of each group entity are presented in the currency of the primary economic environment in which the entity operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each group entity are expressed in Australian dollars (“$”), which is the functional currency of the Company and the presentation currency for the consolidated financial statements.

In preparing the financial statements of each individual group entity, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognised at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences on monetary items are recognised in profit or loss in the period in which they arise except for exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur (therefore forming part of the net investment in the net investment in the foreign operation), which are recognised initially in other comprehensive income and reclassified from equity to profit or loss on repayment of the monetary items.

For the purpose of presenting these consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into Australian dollars using exchange rates prevailing at the end of the reporting period. Income and expense items are translated at the average exchange rates for the period. Exchange differences arising, if any, are recognised in other comprehensive income and accumulated in equity.

Goodwill and fair value adjustments to identifiable assets acquired and liabilities assumed through acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the rate of exchange prevailing at the end of each reporting period. Exchange differences arising are recognised in other comprehensive income and accumulated in equity.

(j)
Goods and Services Tax (“GST”)

Revenues, expenses and assets are recognised net of the amount of associated GST, unless the GST incurred is not recoverable from the taxation authority. In this case it is recognised as part of the cost of acquisition of the asset or as part of the expense.

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the taxation authority is included with other receivables or payables in the consolidated statement of financial position.

Cash flows are presented on a gross basis. The GST component of cash flow arising from investing or financing activities which are recoverable from, or payable to the taxation authority, are presented as operating cash flow.

(k)
Government Research and Development Incentives

Government grants, including Research and Development incentives, are recognised at fair value where there is reasonable assurance that the grant will be received, and all grant conditions will be met.

Grants relating to cost reimbursements are recognised as other income in profit or loss in the period when the costs were incurred or when the incentive meets the recognition requirements (if later).

(l)
Impairment of Tangible and Intangible Assets Other than Goodwill

At the end of each reporting period, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). When it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash generating unit (“CGU”) to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual CGUs, or otherwise they are allocated to the smallest group of CGUs for which a reasonable and consistent allocation basis can be identified.

A CGU is the smallest identifiable group of assets that generates cash flow that is largely independent of cash flows from other assets or group of assets. The Company's CGU (drug development) is defined as a research programme that has the potential to be commercialized at some point in the future. Achievement of certain milestones within the current central nervous system research programme will determine when a new CGU comes into existence.

Intangible assets with indefinite useful lives are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (or CGU) in prior years. A reversal of an impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

(m)
Income Tax

Income tax expense represents the sum of the tax currently payable and deferred tax.

Current Tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit before tax as reported in the consolidated statement of profit or loss and other comprehensive income because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred Tax

Deferred tax is recognised on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognised for all taxable temporary differences. Deferred tax assets are generally recognised for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognised if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognised if the temporary difference arises from the initial recognition of goodwill.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realised, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax liabilities and assets are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current and Deferred Tax for the Year

Current and deferred tax are recognised in profit or loss, except when they relate to items that are recognised in other comprehensive income or directly in equity, in which case the current and deferred tax are also recognised in other comprehensive income or directly in equity, respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Tax Consolidation Legislation

Bionomics and its wholly owned Australian controlled entities have implemented the tax consolidation legislation effective 31 December 2005.

The head entity, Bionomics Limited, and the controlled entities in the tax consolidated group account for their own current and deferred tax amounts. These tax amounts are measured as if each entity in the tax consolidated group continues to be a stand-alone taxpayer in its own right.

In addition to its own current and deferred tax amounts, Bionomics Limited also recognizes the current tax liabilities (or assets) and the deferred tax assets arising from unused tax losses and unused tax credits assumed from controlled entities in the tax consolidated group.

Assets or liabilities arising under tax funding agreements with the tax consolidated entities are recognised as amounts receivable from or payable to other entities in the Group.

Any difference between the amounts assumed and amounts receivable or payable under the tax funding agreement are recognised as a contribution to (or distribution from) wholly-owned tax consolidated entities.

(n)
Intangible Assets
(i)
Intellectual Property

Acquired intellectual property is recognised as an asset at cost and amortised over its useful life. There is currently no internally generated intellectual property that has been capitalised. Intellectual property with a finite life is amortised on a straight-line basis over that life. Intellectual property with an indefinite useful life is subjected to an annual impairment review. There is currently no intellectual property with an indefinite life.

Current useful life of all existing intellectual property is in the range of 15 to 20 years.

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance date.

(ii)
Goodwill

Goodwill arising on an acquisition of a business is carried at cost as established at the date of the acquisition of the business (see Note 2(d) above) less accumulated impairment losses, if any.

For the purposes of impairment testing, goodwill is allocated to the Group's CGU that is expected to benefit from the synergies of the combination.

A CGU to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the CGU may be impaired. If the recoverable amount of the CGU is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to the other assets of the CGU pro rata based on the carrying amount of each asset in the CGU. Any impairment loss for goodwill is recognised directly in profit or loss. An impairment loss recognised for goodwill is not reversed in subsequent periods.

On disposal of the relevant CGU, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

(iii)
Intangible Assets Acquired in a Business Combination

Intangible assets acquired in a business combination and recognised separately from goodwill are initially recognised at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortisation and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

(o)
Issued Capital

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options, or for the acquisition of a business, are deducted directly from equity.

(p)
Leases

The Group assesses whether a contract is or contains a lease, at inception of the contract. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Group as Lessee

The Group assesses whether a contract is or contains a lease, at inception of the contract. The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones).

For these leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the lessee entity uses its incremental borrowing rate.

Lease payments included in the measurement of the lease liability comprise:

•
Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;
•
Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•
The amount expected to be payable by the lessee under residual value guarantees;
•
The exercise price of purchase options, if the lessee is reasonably certain to exercise the options, and
•
Payments of penalties for terminating the lease if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is presented as a separate line in the consolidated statement of financial position.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

•
The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
•
The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).
•
A lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The Group did not make any such adjustments during the periods presented.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. Current useful life of right-to-use assets is 5 years.

If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

The right-of-use assets are presented as a separate line in the consolidated statement of financial position.

The Group applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in Note 2(l) above.

Group as Lessor

Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income arising is accounted for on a straight-line basis over the lease term and is included in revenue in the statement of profit or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognised over the lease term on the same basis as rental income. Contingent rents are recognised as revenue in the period in which they are earned.

(q)
Property, Plant and Equipment

Plant and equipment are stated at cost less accumulated depreciation or accumulated impairment losses, where applicable.

Depreciation is recognised so as to write off the cost of assets less their residual values over their useful lives, using the diminishing value or straight-line methods, depending on the type of asset. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period.

The depreciation rates for plant and equipment are 20 – 40%.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognised in profit or loss.

(r)
Research and Development

Expenditure on research activities, undertaken with the prospect of obtaining new scientific or technical knowledge and understanding, is recognised as an expense when it is incurred. Expenditures on development activities are capitalised only when technical feasibility studies identify that the project will deliver future economic benefits and these benefits can be measured reliably. Development costs have a finite life and are amortised on a systematic basis matched to the future economic benefits over the useful life of the project. At year end there are currently no capitalised development costs.

(s)
Revenue Recognition
(i)
License revenues in connection with licensing of the Group's intellectual property (including patents) to collaborators are recognised as a right to use the entity's intellectual property as it exists at the point in time at which the license is granted. This is because the contracts for the license of intellectual property are distinct and do not require, nor does the customer reasonably expect, that the Group will undertake further activities that significantly affect the intellectual property to which the collaborator has rights.

(ii)
Although the Group is entitled to sales-based royalties from any eventual sales of goods and services to third parties using the intellectual property transferred, these royalty arrangements do not of themselves indicate that the collaborator would reasonably expect the Group to undertake such activities, and no such activities are undertaken or contracted in practice. Accordingly, the promise to provide rights to the Group's intellectual property is accounted for as a performance obligation satisfied at a point in time.

The following consideration is received in exchange for licenses of intellectual property:

(a)
Up-front payments - These are fixed amounts and are recognised at the point in time when the Group transfers the intellectual property to the collaborator.
(b)
Milestone payments - These are variable considerations that depends upon the collaborator reaching certain milestones in relation to the intellectual property licensed. Such amounts are only recognised when it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration (that is, the collaborator meeting the conditions to trigger payment) is subsequently resolved.
(c)
Sales-based royalties - These are variable consideration amounts promised in exchange for the license of intellectual property that occur late in the collaborator's development of the intellectual property and are recognised when the sales to third parties occur (as the performance obligation to transfer the intellectual property to the collaborator is already satisfied).

(iii)
The Group, until March 3, 2020 when its French subsidiaries were sold, performed contracted research and development. For the year ended June 30, 2020 this revenue was disclosed under discontinued operations (see Note 36 for additional information). For this contracted research and development work, the customer controlled all the work in progress as the work was being carried out, as the work is called out to the customer’s specification and if a contract was terminated by the customer, then the Group was entitled to reimbursement of the costs incurred to date, including a reasonable margin. Invoices were issued according to contractual terms and invoiced amounts are presented as other receivables.

Any amounts received from customers prior to the performance obligations being completed were recorded as unearned income and held on the balance sheet, until the relevant performance obligations had been completed in line with the policies above.

The Group had no contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. As a consequence, the Group did not adjust any of the transaction prices for the time value of money

(iv)
Rental income is recognised on a straight-line basis over the term of the lease (refer to note 2(p) “Group as lessor” for further comments).